Fair Value Measurements (Notional Amounts And Fair Values Of Interest Rate Swaps) (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 8,211	$ 13,695
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	719	515
Fair Value Hedging [Member] | Floating-Rate Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	1,000	3,445
Fair Value Hedging [Member] | Floating-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5	60
Net Investment Hedging [Member] | Cross-Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	1,250	1,250
Net Investment Hedging [Member] | Cross-Currency Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	97	223
Cash Flow Hedging [Member] | Cross-Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	3,004	2,944
Cash Flow Hedging [Member] | Cross-Currency Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	453	230
Cash Flow Hedging [Member] | Fixed-Rate Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	457	1,056
Cash Flow Hedging [Member] | Fixed-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(2)	(8)
Cash Flow Hedging [Member] | Forward Starting Interest Rate Swap [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	2,500	5,000
Cash Flow Hedging [Member] | Forward Starting Interest Rate Swap [Domain] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 166	$ 10